Note 16 - Segmented Information - Schedule of Non-current Assets (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Non-current assets	$ 68,443,398	$ 50,099,699
CANADA
Statement Line Items [Line Items]
Non-current assets	86,372	120,803
UNITED STATES
Statement Line Items [Line Items]
Non-current assets	13,673,883	5,168,856
MEXICO
Statement Line Items [Line Items]
Non-current assets	$ 54,683,143	$ 44,810,040